Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liability - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and deferred tax liability [Abstract]
Allowance for doubtful accounts	¥ 5,084	¥ 2,126
Impairment loss on long-lived assets	27,289	32,263
Impairment loss on long-term investments	16,371	8,953
Accrued Liabilities	10,418
Deductible temporary difference related to advertising expenses	4,561	3,773
Deferred subsidy income	821	1,044
Net operating loss carrying forwards	291,750	231,357
Total deferred tax assets	356,294	279,516
Less: valuation allowance	(356,294)	(279,516)
Deferred tax assets, net